                                [NATIONWIDE LOGO]


                                 NATIONWIDE(R)
                              VA SEPARATE ACCOUNT-A




                               SEMI-ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                  JUNE 30, 1999







                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

FHL-108-W (6/99)

                                [NATIONWIDE LOGO]

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]


                               PRESIDENT'S MESSAGE

            On behalf of Nationwide Life and Annuity Insurance Company, we are pleased to present the 1999 semi-annual report of the Nationwide VA Separate Account-A.

            Equity investments performed well during the first half of 1999 with the major market indices showing double-digit gains. Fixed income investments did not fare as well during this period in the face of the Federal Reserve's inflation cautiousness. The Fed is mindful of the resilient U.S. economy and the increasingly tight labor pool that portends future wage inflation. Accordingly, we have seen a ratcheting-up of short-term interest rates to dampen the momentum of the current expansion. How aggressively the Fed may react to the perceived inflation threat only adds uncertainty to the already jittery equity markets. Over the long term, however, a slower but sustainable rate of growth, with low inflation, provides a favorable environment for further advances in financial assets.

            At mid-year, we are pleased to report that all the mission-critical systems used to service our variable annuity and variable life business have been internally inventoried, assessed and tested as being Year 2000 compliant. We are currently contacting our critical business partners to determine if they will be Year 2000 compliant. Contingency plans are being developed and are to be completed by the end of the third quarter. All these steps are being taken to assure that Nationwide Financial will be able to continue to serve your financial needs into the Year 2000 and beyond.

            Thank you for selecting Nationwide Financial to help you achieve your financial planning and retirement savings goals. You have our commitment to provide the consistent, high quality service you expect and deserve.

                              /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                 August 19, 1999

                        NATIONWIDE VA SEPARATE ACCOUNT-A

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 1999
                                   (UNAUDITED)


Assets:
   Investments at market value:
      American Century VP - American Century VP Advantage (ACVPAdv)
                  1,871,232 shares (cost $10,997,660) ......................                   $ 12,181,718
               Federated IS - Federated American Leaders Fund II (FedAmLead)
                  1,595 shares (cost $27,320) ..............................                         34,998
               Federated IS - Federated High Income Bond Fund II (FedHiInc)
                  14,619 shares (cost $151,176) ............................                        150,140
               Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                  8,939 shares (cost $193,902) .............................                        243,599
               Fidelity VIP - Growth Portfolio (FidVIPGr)
                  2,469,119 shares (cost $70,461,462) ......................                    112,912,800
               Fidelity VIP - Overseas Portfolio (FidVIPOv)
                  1,417 shares (cost $28,336) ..............................                         29,470
               MFS(R) VIT - Emerging Growth Series (MFSEmGrSe)
                  7,600 shares (cost $111,959) .............................                        184,070
               MFS(R) VIT - Total Return Series (MFSTotReSe)
                  1,582 shares (cost $23,522) ..............................                         28,633
               Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
                  670,603 shares (cost $13,020,998) ........................                     19,903,498
               Nationwide SAT - Government Bond Fund (NSATGvtBd)
                  2,397,759 shares (cost $26,816,866) ......................                     26,687,058
               Nationwide SAT - Money Market Fund (NSATMyMkt)
                  4,095,867 shares (cost $4,095,867) .......................                      4,095,867
               Nationwide SAT - Total Return Fund (NSATTotRe)
                  4,360,419 shares (cost $53,771,330) ......................                     88,472,910
               Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
                  1,596,147 shares (cost $24,544,196) ......................                     25,506,429
                                                                                               ------------
                     Total investments .....................................                    290,431,190
            Accounts receivable ............................................                        530,193
                                                                                                -----------
                     Total assets ..........................................                    290,961,383
         ACCOUNTS PAYABLE ..................................................                            560
                                                                                                -----------
         CONTRACT OWNERS' EQUITY ...........................................                   $290,960,823
                                                                                                ===========



                                                                                                          PERIOD
 Contract owners' equity represented by:                     UNITS         UNIT VALUE                     RETURN*
                                                           --------         ---------                    ---------
   Contracts in accumulation phase:
   VA contracts:
      American Century VP - American Century
      VP Advantage:
         Tax qualified ...............................       386,269       $ 18.680423   $ 7,215,668            3%
         Non-tax qualified............................       261,152         18.680423     4,878,430            3%
         Initial Funding by Depositor (note 1a).......        25,000         19.938436       498,461
      Fidelity VIP - Growth Portfolio:
         Tax qualified................................     1,780,884         37.272654    66,378,273           14%
         Non-tax qualified............................     1,244,719         37.272654    46,393,981           14%
      Nationwide SAT - Capital Appreciation Fund:
         Tax qualified................................       330,375         34.047394    11,248,408           11%
         Non-tax qualified............................       254,211         34.047394     8,655,222           11%
      Nationwide SAT - Government Bond Fund:
         Tax qualified................................       672,894         20.554497    13,830,998           (3)%
         Non-tax qualified............................       625,327         20.554497    12,853,282           (3)%
      Nationwide SAT - Money Market Fund:
         Tax qualified................................       141,214         15.013733     2,120,149            2%
         Non-tax qualified............................       133,091         15.013733     1,998,193            2%
      Nationwide SAT - Total Return Fund:
         Tax qualified................................     1,320,682         37.518448    49,549,939           10%
         Non-tax qualified............................     1,034,682         37.518448    38,819,663           10%
      Neuberger & Berman AMT - Balanced Portfolio:
         Tax qualified................................       709,779         19.891474    14,118,551            2%
         Non-tax qualified............................       569,637         19.891474    11,330,920            2%

   VA-II Eagle Choice contracts:
      Federated IS - Federated American
      Leaders Fund II:
         Non-tax qualified............................         1,743         20.078820        34,997           12%
      Federated IS- Federated High Income
      Bond Fund II:
         Non-tax qualified............................        11,514         13.040223       150,145            2%
      Fidelity VIP - Equity-Income Portfolio:
         Tax qualified................................           870         23.602776        20,534           12%
         Non-tax qualified............................         9,450         23.602776       223,046           12%
      Fidelity VIP - Overseas Portfolio:
         Non-tax qualified............................         2,025         14.554197        29,472            7%
      MFS(R) VIT - Emerging Growth Series:
         Non-tax qualified............................         8,948         20.572331       184,081           12%
      MFS(R) VIT - Total Return Series:
         Non-tax qualified............................         1,840         15.557421        28,626            4%
                                                            ========         =========
   Reserves for annuity contracts in payout phase:
         Tax qualified................................                                       308,244
         Non-tax qualified............................                                        91,540
                                                                                         -----------
                                                                                       $ 290,960,823
                                                                                         ===========

* The period return does not include contract charges satisfied by surrendering units.

See accompanying notes to financial statements.

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                                   TOTAL                                 ACVPADV
                                                       -------------------------------      --------------------------------
                                                            1999               1998               1999              1998
                                                       ------------      -------------      -------------      -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $   2,256,759          2,928,751            368,099            292,829
  Mortality, expense and administration
    charges (note 2):
        VA ......................................        (1,876,177)        (1,765,998)           (82,747)           (84,764)
        VA II Convertible .......................            (4,469)            (3,709)                --                 --
                                                      -------------      -------------      -------------      -------------
    Net investment activity .....................           376,113          1,159,044            285,352            208,065
                                                      -------------      -------------      -------------      -------------

  Proceeds from mutual fund shares sold .........        37,526,427         18,001,906          2,126,728            968,980
  Cost of mutual fund shares sold ...............       (26,030,793)       (13,450,703)        (1,695,102)          (785,956)
                                                      -------------      -------------      -------------      -------------
    Realized gain (loss) on investments .........        11,495,634          4,551,203            431,626            183,024
  Change in unrealized gain (loss) on investments          (784,127)        11,795,435         (1,191,345)          (233,519)
                                                      -------------      -------------      -------------      -------------
    Net gain (loss) on investments ..............        10,711,507         16,346,638           (759,719)           (50,495)
                                                      -------------      -------------      -------------      -------------
  Reinvested capital gains ......................        13,388,266         16,806,720            873,779          1,101,845
                                                      -------------      -------------      -------------      -------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .........        24,475,886         34,312,402            399,412          1,259,415
                                                      -------------      -------------      -------------      -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         3,408,106          6,428,181            160,498            158,043
  Transfers between funds .......................                --                 --             39,039                 --
  Redemptions ...................................       (28,239,166)       (11,336,813)        (1,431,017)          (719,149)
  Annuity benefits ..............................           (16,006)            (5,234)            (2,709)                --
  Annual contract maintenance charge (note 2) ...          (149,347)          (149,969)            (9,117)            (9,653)
  Contingent deferred sales charges (note 2) ....          (256,428)          (145,162)           (13,888)            (8,255)
  Adjustments to maintain reserves ..............            (2,734)             1,951             (9,415)          (203,841)
                                                      -------------      -------------      -------------      -------------
      Net equity transactions ...................       (25,255,575)        (5,207,046)        (1,266,608)          (782,855)
                                                      -------------      -------------      -------------      -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........          (779,689)        29,105,356           (867,196)           476,560
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       291,740,512        256,902,547         13,548,557         13,392,281
                                                      -------------      -------------      -------------      -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     $ 290,960,823        286,007,903         12,681,361         13,868,841
                                                      =============      =============      =============      =============

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)


                                                                   FEDAMLEAD                                FEDHIINC
                                                          --------------------------------      --------------------------------
                                                               1999               1998               1999               1998
                                                          -------------      -------------      -------------      -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................                   292                134             11,613              2,448
  Mortality, expense and administration
    charges (note 2):
        VA ......................................                    --                 --                 --                 --
        VA II Convertible .......................                  (230)              (205)            (1,054)              (909)
                                                          -------------      -------------      -------------      -------------
    Net investment activity .....................                    62                (71)            10,559              1,539
                                                          -------------      -------------      -------------      -------------

  Proceeds from mutual fund shares sold .........                   232                211              1,062                912
  Cost of mutual fund shares sold ...............                  (164)              (155)              (993)              (821)
                                                          -------------      -------------      -------------      -------------
    Realized gain (loss) on investments .........                    68                 56                 69                 91
  Change in unrealized gain (loss) on investments                   578              2,125             (8,837)             1,250
                                                          -------------      -------------      -------------      -------------
    Net gain (loss) on investments ..............                   646              2,181             (8,768)             1,341
                                                          -------------      -------------      -------------      -------------
  Reinvested capital gains ......................                 2,940              1,720                996                664
                                                          -------------      -------------      -------------      -------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .........                 3,648              3,830              2,787              3,544
                                                          -------------      -------------      -------------      -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................                    --                 --                 --             42,431
  Transfers between funds .......................                    --                 --                 --                 --
  Redemptions ...................................                    --                 --                 --                 --
  Annuity benefits ..............................                    --                 --                 --                 --
  Annual contract maintenance charge (note 2) ...                    --                 --                 --                 --
  Contingent deferred sales charges (note 2) ....                    --                 --                 --                 --
  Adjustments to maintain reserves ..............                    (3)                (2)                (1)                 4
                                                          -------------      -------------      -------------      -------------
      Net equity transactions ...................                    (3)                (2)                (1)            42,435
                                                          -------------      -------------      -------------      -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........                 3,645              3,828              2,786             45,979
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....                31,352             27,034            147,359            104,334
                                                          -------------      -------------      -------------      -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........                34,997             30,862            150,145            150,313
                                                          =============      =============      =============      =============
                                                                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                                 FIDVIPEI                           FIDVIPGR
                                                      ------------------------------      ------------------------------
                                                          1999             1998                1999            1998
                                                      -------------     ------------      ------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $      3,250             2,235           187,709           426,238
  Mortality, expense and administration
    charges (note 2):
        VA ......................................               --                --          (719,580)         (586,553)
        VA II Convertible .......................           (1,590)           (1,351)               --                --
                                                      ------------      ------------      ------------      ------------
    Net investment activity .....................            1,660               884          (531,871)         (160,315)
                                                      ------------      ------------      ------------      ------------

  Proceeds from mutual fund shares sold .........            1,594             1,359        10,499,551         4,249,921
  Cost of mutual fund shares sold ...............           (1,219)           (1,075)       (5,463,993)       (2,472,621)
                                                      ------------      ------------      ------------      ------------
    Realized gain (loss) on investments .........              375               284         5,035,558         1,777,300
  Change in unrealized gain (loss) on investments           16,716             5,689        (2,188,439)        2,376,895
                                                      ------------      ------------      ------------      ------------
    Net gain (loss) on investments ..............           17,091             5,973         2,847,119         4,154,195
                                                      ------------      ------------      ------------      ------------
  Reinvested capital gains ......................            7,183             7,955        11,802,217        11,149,500
                                                      ------------      ------------      ------------      ------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .........           25,934            14,812        14,117,465        15,143,380
                                                      ------------      ------------      ------------      ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................               --            42,431         1,120,167         1,800,857
  Transfers between funds .......................               --                --           630,986                --
  Redemptions ...................................               --                --        (9,499,161)       (3,191,767)
  Annuity benefits ..............................               --                --            (6,040)           (2,255)
  Annual contract maintenance charge (note 2) ...               --                --           (56,374)          (53,487)
  Contingent deferred sales charges (note 2) ....               --                --           (99,232)          (41,284)
  Adjustments to maintain reserves ..............               (2)               (5)            4,178          (920,486)
                                                      ------------      ------------      ------------      ------------
      Net equity transactions ...................               (2)           42,426        (7,905,476)       (2,408,422)
                                                      ------------      ------------      ------------      ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........           25,932            57,238         6,211,989        12,734,958
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....          217,648           159,806       106,705,766        83,670,246
                                                      ------------      ------------      ------------      ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     $    243,580           217,044       112,917,755        96,405,204
                                                      ============      ============      ============      ============



                        NATIONWIDE VA SEPARATE ACCOUNT-A
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)


                                                                 FIDVIPOV                           MFSEMGRSE
                                                      ------------------------------      -------------------------------
                                                          1999            1998                 1999             1998
                                                      ------------      ------------      ------------      -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              424               488                --                --
  Mortality, expense and administration
    charges (note 2):
        VA ......................................               --                --                --                --
        VA II Convertible .......................             (197)             (191)           (1,204)             (872)
                                                      ------------      ------------      ------------      ------------
    Net investment activity .....................              227               297            (1,204)             (872)
                                                      ------------      ------------      ------------      ------------

  Proceeds from mutual fund shares sold .........              201               198             1,207               890
  Cost of mutual fund shares sold ...............             (175)             (171)             (730)             (666)
                                                      ------------      ------------      ------------      ------------
    Realized gain (loss) on investments .........               26                27               477               224
  Change in unrealized gain (loss) on investments            1,084             1,981            20,483            19,139
                                                      ------------      ------------      ------------      ------------
    Net gain (loss) on investments ..............            1,110             2,008            20,960            19,363
                                                      ------------      ------------      ------------      ------------
  Reinvested capital gains ......................              684             1,439                --             1,215
                                                      ------------      ------------      ------------      ------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .........            2,021             3,744            19,756            19,706
                                                      ------------      ------------      ------------      ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................               --                --                --            36,369
  Transfers between funds .......................               --                --                --                --
  Redemptions ...................................               --                --                --                --
  Annuity benefits ..............................               --                --                --                --
  Annual contract maintenance charge (note 2) ...               --                --                --                --
  Contingent deferred sales charges (note 2) ....               --                --                --                --
  Adjustments to maintain reserves ..............               (1)               (4)                2                 3
                                                      ------------      ------------      ------------      ------------
      Net equity transactions ...................               (1)               (4)                2            36,372
                                                      ------------      ------------      ------------      ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........            2,020             3,740            19,758            56,078
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....           27,452            24,693           164,323            93,845
                                                      ------------      ------------      ------------      ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........           29,472            28,433           184,081           149,923
                                                      ============      ============      ============      ============

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                           MFSTOTRESE                     NSATCAPAP
                                                 ------------------------------  ------------------------------
                                                      1999            1998            1999            1998
                                                 --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................        $          500             360          51,916          72,116
  Mortality, expense and administration
    charges (note 2):
        VA ..............................                     -               -        (120,598)       (101,768)
        VA II Convertible ...............                  (194)           (181)              -               -
                                                 --------------  --------------  --------------  --------------
    Net investment activity..............                   306             179         (68,682)        (29,652)
                                                 --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..                   196             188       2,642,562         534,054
  Cost of mutual fund shares sold........                  (149)           (150)     (1,078,995)       (239,801)
                                                 --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..                    47              38       1,563,567         294,253
  Change in unrealized gain (loss) on investments           (77)          1,322         489,216       2,315,792
                                                 --------------  --------------  --------------  --------------
    Net gain (loss) on investments.......                   (30)          1,360       2,052,783       2,610,045
                                                 --------------  --------------  --------------  --------------
  Reinvested capital gains...............                   928             423               -               -
                                                 --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations.                  1,204           1,962       1,984,101       2,580,393
                                                 --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                     -               -         468,917         828,344
  Transfers between funds................                     -               -         107,694               -
  Redemptions............................                     -               -      (1,518,018)       (634,992)
  Annuity benefits.......................                     -               -               -               -
  Annual contract maintenance charge (note 2)                 -               -          (8,442)         (7,102)
  Contingent deferred sales charges (note 2)                  -               -         (13,032)         (5,722)
  Adjustments to maintain reserves.......                    (1)             (2)            141       1,866,719
                                                 --------------  --------------  --------------  --------------
      Net equity transactions............                    (1)             (2)       (962,740)      2,047,247
                                                 --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....                 1,203           1,960       1,021,361       4,627,640
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD              27,423          24,759      18,882,269      13,192,584
                                                 --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....        $       28,626          26,719      19,903,630      17,820,224
                                                 ==============  ==============  ==============  ==============


                        NATIONWIDE VA SEPARATE ACCOUNT-A
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                           NSATGVTBD                        NSATMYMKT
                                                   ------------------------------   -----------------------------
                                                        1999            1998             1999           1998
                                                   -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                748,218          906,817         104,216          97,654
  Mortality, expense and administration
    charges (note 2):
        VA ..............................               (188,289)        (208,329)        (29,785)        (24,427)
        VA II Convertible ...............                      -                -               -               -
                                                   -------------   --------------  --------------  --------------
    Net investment activity..............                559,929          698,488          74,431          73,227
                                                   -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold..              4,927,546        2,814,657       4,815,284       3,302,676
  Cost of mutual fund shares sold........             (4,960,488)      (2,778,037)     (4,815,284)     (3,302,676)
                                                   -------------   --------------  --------------  --------------
    Realized gain (loss) on investments..                (32,942)          36,620               -               -
  Change in unrealized gain (loss) on investments     (1,361,253)         320,845               -               -
                                                   -------------   --------------  --------------  --------------
    Net gain (loss) on investments.......             (1,394,195)         357,465               -               -
                                                   -------------   --------------  --------------  --------------
  Reinvested capital gains...............                      -                -               -               -
                                                   -------------   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations.                (834,266)       1,055,953          74,431          73,227
                                                   -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                339,190          953,007          90,404         171,230
  Transfers between funds................               (418,518)               -         178,597               -
  Redemptions............................             (3,719,807)      (1,857,894)       (854,310)       (376,663)
  Annuity benefits.......................                 (2,125)          (2,101)              -               -
  Annual contract maintenance charge (note 2)            (14,328)         (15,367)         (2,796)         (1,809)
  Contingent deferred sales charges (note 2)             (22,089)         (23,555)        (10,521)         (5,677)
  Adjustments to maintain reserves.......                    (52)        (298,083)            (15)        159,248
                                                   -------------   --------------  --------------  --------------
      Net equity transactions............             (3,837,730)      (1,243,993)       (598,640)        (53,671)
                                                   -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....             (4,671,996)        (188,040)       (524,209)         19,556
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD           31,359,014       32,302,892       4,642,551       3,651,028
                                                   -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....          $  26,687,018       32,114,852       4,118,342       3,670,584
                                                   =============   ==============  ==============  ==============
                                                                                                      (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                               NSATTOTRE                             NBAMTBAL
                                                      -------------------------------     -------------------------------
                                                          1999               1998              1999              1998
                                                      -------------     -------------     -------------     -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $    334,832           480,780           445,690           646,652
  Mortality, expense and administration
    charges (note 2):
        VA ......................................         (565,579)         (575,782)         (169,599)         (184,375)
        VA II Convertible .......................               --                --                --                --
                                                      ------------      ------------      ------------      ------------
    Net investment activity .....................         (230,747)          (95,002)          276,091           462,277
                                                      ------------      ------------      ------------      ------------

  Proceeds from mutual fund shares sold .........        9,374,382         4,556,151         3,135,882         1,571,709
  Cost of mutual fund shares sold ...............       (4,973,240)       (2,441,074)       (3,040,261)       (1,427,500)
                                                      ------------      ------------      ------------      ------------
    Realized gain (loss) on investments .........        4,401,142         2,115,077            95,621           144,209
  Change in unrealized gain (loss) on investments        4,125,256         9,445,604          (687,509)       (2,461,688)
                                                      ------------      ------------      ------------      ------------
    Net gain (loss) on investments ..............        8,526,398        11,560,681          (591,888)       (2,317,479)
                                                      ------------      ------------      ------------      ------------
  Reinvested capital gains ......................           39,257                --           660,282         4,541,959
                                                      ------------      ------------      ------------      ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        8,334,908        11,465,679           344,485         2,686,757
                                                      ------------      ------------      ------------      ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................        1,018,199         1,860,828           210,732           534,641
  Transfers between funds .......................          (87,544)               --          (450,254)               --
  Redemptions ...................................       (8,707,022)       (3,413,760)       (2,509,832)       (1,142,588)
  Annuity benefits ..............................           (3,398)             (878)           (1,733)               --
  Annual contract maintenance charge (note 2) ...          (42,917)          (45,663)          (15,373)          (16,888)
  Contingent deferred sales charges (note 2) ....          (70,390)          (43,784)          (27,276)          (16,885)
  Adjustments to maintain reserves ..............            1,652          (304,490)              783          (297,110)
                                                      ------------      ------------      ------------      ------------
      Net equity transactions ...................       (7,891,421)       (1,947,747)       (2,792,954)         (938,830)
                                                      ------------      ------------      ------------      ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........          443,487         9,517,932        (2,448,469)        1,747,927
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       88,031,080        82,653,997        27,955,718        27,605,048
                                                      ------------      ------------      ------------      ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     $ 88,474,567        92,171,929        25,507,249        29,352,975
                                                      ============      ============      ============      ============

See accompanying notes to financial statements.

                        NATIONWIDE VA SEPARATE ACCOUNT-A

                          NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 1999 AND 1998
                                   (UNAUDITED)



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide VA Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 6, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company transferred to the Account, 50,000 shares of the American Century VP - American Century VP Advantage fund for which the Account was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

              Portfolio of the American Century Variable Portfolios, Inc.
                (American Century VP); American Century VP -
                American Century VP Advantage (ACVPAdv)

              Funds of the Federated Insurance Series (Federated IS) (available for VA-II Eagle Choice contracts);
                Federated IS - Federated American Leaders Fund II (FedAmLead) Federated IS - Federated High Income Bond Fund II (FedHiInc)

              Portfolios of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI) (available for VA-II Eagle Choice contracts)
                Fidelity VIP - Growth Portfolio (FidVIPGr) (available for VA contracts)
                Fidelity VIP - Overseas Portfolio (FidVIPOv) (available for VA-II Eagle Choice contracts)

              Funds of the MFS(R) Variable Insurance Trust (MFS(R) VIT)
                (available for VA-II Eagle Choice contracts);
                MFS(R) VIT Emerging Growth Series (MFSEmGrSe)
                MFS(R) VIT - Total Return Series (MFSTotReSe)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) (available for VA contracts)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                (available for all contracts) Nationwide SAT Money Market Fund (NSATMyMkt) (available for all contracts)
                Nationwide SAT - Small Company Fund (NSATSmCo) (available for VA-II Eagle Choice contracts)
                Nationwide SAT - Total Return Fund (NSATTotRe) (available for VA contracts)

              Portfolio of the Neuberger &Berman Advisers Management Trust (Neuberger & Berman AMT) (available for VA contracts);
                Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)

         At June 30, 1999, contract owners have invested in all of the above funds except the Nationwide SAT - Small Company Fund. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for the VA contracts an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; for the VA II Convertible contracts a one-time contract maintenance charge of up to $50, dependent upon the initial purchase payment and contract type; and (b) for the VA contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for the VA II Convertible contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively. No charges were deducted from the initial funding, or from earnings thereon.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company

                                                         Bulk Rate
                                                       U.S. Postage
                                                           PAID
                                                      Columbus, Ohio
                                                      Permit No. 521